Seward & Kissel LLP
901 K Street, NW
Suite 800
Washington, DC  20001
Telephone:  (202) 737-9833
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www.sewkis.com
 April 29, 2022
VIA EDGAR CORRESPONDENCE

Ms. Sonia Bednarowski
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Sprott ESG Gold ETF Amendment No. 3 to Draft Registration Statement on Form S-1 Submitted June 11, 2021 CIK No. 0001837824

Dear Ms. Bednarowski:
This letter responds to the letter from your office dated July 16, 2021 providing comments from the staff of the Securities and Exchange Commission (the “Staff”) to the above-referenced amendment no. 3 to the draft registration statement filed on July 2, 2021 on Form S-1 (the “Draft Registration Statement”) for Sprott ESG Gold ETF (the “Registrant” or the “Trust”).
The Staff’s comments and our responses thereto that the Registrant has authorized us to make on its behalf are set forth below.  Revisions resulting from the changes referenced in the responses below and the approval process of the NYSE Arca, Inc.’s listing standard application under Rule 19b-4 under the Securities Exchange Act of 1934, together with other clarifying changes, are reflected in the initial public filing of the Trust’s registration statement on Form S-1 (the “Registration Statement”). A marked version of the Registration Statement in PDF format is included with this letter.  The definitions of terms used in the Registration Statement apply to terms used and not defined herein.
Prospectus Summary, page 4
Comment 1.
Refer to your response to comment 1. Please provide a more detailed description in an appropriate section of your prospectus regarding the process by which the Mint replaces unallocated gold with ESG Approved Gold and the process by which it replaces ESG Approved Gold with unallocated gold and any risks associated with this process, including timing and price fluctuations. Please also explain whether and to what extent any ESG Approved Gold that is converted into unallocated gold in order to meet redemption requests will remain available to meet future requests to convert unallocated gold to ESG Approved Gold.

Response:
The Trust has provided a more detailed description in the section of the prospectus entitled, “Creations and Redemptions”, under the new heading, “Exchange of Unallocated Gold to Sprott ESG Approved Gold and Sprott ESG Approved Gold to Unallocated Gold”, regarding the process by which the Mint replaces unallocated gold with Sprott ESG Approved Gold and the process by which it replaces Sprott ESG Approved Gold with unallocated gold. The Trust has also updated the section of the prospectus entitled, “The Mint”, under the heading “The Mint’s Role”, with additional details about the conversion process.

The Trust has added to the existing description in the “Description of the Trust —Assets of the Trust” section of the prospectus regarding when the Trust may hold unallocated gold.
Because unallocated gold and Sprott ESG Approved Gold are both valued using the LBMA Gold Price, the Trust does not believe that there are risks of price fluctuations associated with converting one into the other.  The Trust has added additional disclosure to the section of the prospectus entitled, “Sprott ESG Gold and Unallocated Gold,” to further clarify that there is no separate market for Sprott ESG Approved Gold.
Comment 2.
Refer to your response to comment 2. We note your disclosure that the additional costs associated with the enhanced sourcing requirements of ESG Approved Gold will be borne by the Sponsor and may result in a higher Sponsor's fee as compared to other gold products without similar ESG sourcing requirements. Please revise this risk factor to address the impact of a potentially higher Sponsor's fee on an investor's potential return on an investment in your Trust.

Response:	The Trust has revised the referenced risk factor accordingly to incorporate this comment.
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If you have any additional comments or questions, please contact the undersigned at (202) 661-7150 or Lauren A. Michnick at (202) 661-7175 with any questions or comments.
Very truly yours, SEWARD & KISSEL LLP /s/ Anthony Tu-Sekine Anthony Tu-Sekine

cc:	Mr. John Ciampaglia
Mr. Arthur Einav